Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

July 10, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, Defensive 50 Equities Trust, Series 4

(File No. 333-204203) (CIK# 1641715)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 9, 2015.

Very truly yours,

Smart Trust, Defensive 50 Equities Trust, Series 4

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

Kevin D. Mahn

Authorized Signatory